Schedule of Investments (unaudited) October 31, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 85.3%

Corporate — 4.5%
California Community Choice Financing Authority RB, Series B-1, 4.00%, 02/01/52(a)	$16,665	$19,965,537
California Pollution Control Financing Authority, RB, AMT, 4.75%, 11/01/46	4,000	4,490,992

		24,456,529

County/City/Special District/School District — 24.8%
California Statewide Communities Development Authority, SAB
Series B, 4.00%, 09/02/40	520	580,089
Series B, 4.00%, 09/02/50	630	697,380
Series C, 4.00%, 09/02/40	1,855	2,069,355
Series C, 4.00%, 09/02/50	1,335	1,477,782
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/39	465	566,281
5.00%, 09/02/40	345	415,219
5.00%, 09/02/44	535	643,023
5.00%, 09/02/49	775	913,616
4.00%, 09/02/50	275	298,792
5.00%, 09/02/50	275	325,991
Series C, 5.00%, 09/02/39	435	529,746
Series C, 5.00%, 09/02/49	225	265,243
California Statewide Communities Development Authority, ST
4.00%, 09/01/41	250	279,493
4.00%, 09/01/51	490	541,725
Chaffey Joint Union High School District, GO, CAB(b)
Series C, 0.00%, 08/01/32	250	186,639
Series C, 0.00%, 08/01/33	500	356,774
Series C, 0.00%, 08/01/34	505	344,588
Series C, 0.00%, 08/01/35	545	355,557
Series C, 0.00%, 08/01/36	500	311,729
Series C, 0.00%, 08/01/37	650	386,868
Series C, 0.00%, 08/01/38	630	358,462
Series C, 0.00%, 08/01/39	750	407,930
Series C, 0.00%, 08/01/40	1,850	961,182
Series C, 0.00%, 08/01/41	305	151,608
Series C, 0.00%, 02/01/42	350	169,974
ChiNo.Valley Unified School District, GO, Series B, 4.00%, 08/01/45	640	743,454
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 03/01/32	1,050	1,117,591
City of Dixon California, ST, 4.00%, 09/01/45	465	524,229
City of Roseville California, ST, 4.00%, 09/01/50	395	435,286
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/48	3,750	4,391,737
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(c)	5,000	5,573,240
El Monte City School District, GO, Series B, 5.50%, 08/01/46	4,265	5,122,359
Fowler Unified School District, GO, Series A, (BAM), 5.25%, 08/01/46	3,700	4,477,314
Garden Grove Unified School District, GO, Series C, 5.25%, 08/01/23(c)	2,725	2,962,021
Glendale Community College District, GO, CAB(b)
Series B, 0.00%, 08/01/43	1,875	1,014,223
Series B, 0.00%, 08/01/44	3,315	1,759,307

Security	Par (000)	Value

County/City/Special District/School District (continued)
Glendale Community College District, GO, CAB(b) (continued)
Series B, 0.00%, 02/01/45	$3,475	$1,811,868
Hayward Unified School District, GO, Series A, (BAM), 4.00%, 08/01/48	2,000	2,244,306
Kern Community College District, GO, Series C, 5.25%, 11/01/23(c)	5,715	6,277,127
Menifee Union School District, GO, Series B, (BAM), 4.00%, 08/01/43	5,370	6,033,936
Mount San Antonio Community College District, Refunding GO, Series A, 5.00%, 08/01/23(c)	4,500	4,871,812
Orange County Community Facilities District, ST
4.00%, 08/15/40	295	338,798
4.00%, 08/15/50	270	306,621
Perris Union High School District, GO, Series B, (BAM), 5.25%, 09/01/39	2,715	3,161,729
Perris Union High School District, Refunding COP, (BAM), 4.00%, 10/01/43	10,000	11,413,450
Riverside County Public Financing Authority, Refunding TA, Series A, (BAM), 4.00%, 10/01/40	5,455	6,157,997
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (AGM), 4.00%, 10/01/37	6,000	6,530,430
RNR School Financing Authority, ST
Series A, (BAM), 5.00%, 09/01/37	1,500	1,784,078
Series A, (BAM), 5.00%, 09/01/41	3,000	3,551,982
San Bernardino County Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,500	4,981,500
San Jose Financing Authority, RB
5.75%, 05/01/36	2,570	2,580,483
5.75%, 05/01/42	4,500	4,517,937
San Jose Financing Authority, Refunding RB, Series A, 5.00%, 06/01/23(c)	9,175	9,856,543
Santa Clara Unified School District, GO, 4.00%, 07/01/48	5,000	5,578,260
Transbay Joint Powers Authority, TA
Series A, 5.00%, 10/01/49	2,500	3,056,178
Series B, Subordinate, 5.00%, 10/01/35	300	376,816
Series B, Subordinate, 5.00%, 10/01/38	600	749,557
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/38	1,625	1,834,537
West Contra Costa Unified School District, GO(c)
Series A, 5.50%, 08/01/23	2,500	2,728,338
Series B, 5.50%, 08/01/23	3,000	3,274,005

		135,734,095

Education — 10.3%
California Educational Facilities Authority, RB, Series A, 5.00%, 10/01/53	10,000	11,901,900
California Enterprise Development Authority, RB, Series A, 5.00%, 08/01/55	1,000	1,204,730
California Municipal Finance Authority RB
3.00%, 10/01/41	965	1,011,008
4.00%, 10/01/46	965	1,114,557
4.00%, 10/01/51	1,150	1,328,357
California Municipal Finance Authority, RB
6.00%, 01/01/22(c)	2,750	2,776,713
(BAM), 3.00%, 05/15/54	5,000	5,133,850
Series A, 5.50%, 08/01/34(d)	250	267,305
Series A, 5.00%, 10/01/39(d)	245	273,453
Series A, 5.00%, 10/01/49(d)	410	451,411
Series A, 5.00%, 10/01/57(d)	810	888,099

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
California Municipal Finance Authority, Refunding RB
5.00%, 08/01/39	$645	$722,622
5.00%, 08/01/48	305	335,295
California School Finance Authority, RB(d)
5.00%, 06/01/40	305	338,085
5.00%, 06/01/50	475	520,321
4.00%, 06/01/51	800	829,229
5.00%, 06/01/59	760	829,111
(NPFGC), 5.00%, 06/01/61	820	893,138
Series A, 5.00%, 07/01/49	500	590,961
Series A, 5.00%, 06/01/58	3,615	3,912,940
Series A, 5.00%, 07/01/59	1,185	1,331,041
Series B, 4.00%, 07/01/45	475	475,329
California School Finance Authority, Refunding RB(d)
5.00%, 08/01/25(c)	105	122,561
5.00%, 08/01/46	1,145	1,279,450
Series A, 5.00%, 07/01/36	755	857,527
California Statewide Communities Development Authority, RB, Series A, 5.00%, 05/15/37	4,000	4,789,504
California Statewide Communities Development Authority, Refunding RB, 5.00%, 05/15/40	2,250	2,605,097
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	675	802,603
Series A, 5.00%, 07/01/61	4,045	4,698,745
University of California, Refunding RB
5.25%, 05/15/24(c)	710	798,145
Series AM, 5.25%, 05/15/36	2,970	3,312,536

		56,395,623

Health — 5.2%
California Health Facilities Financing Authority, Refunding RB
5.00%, 08/01/40	700	876,871
Series A, 4.00%, 03/01/39	895	989,692
Series A, 4.00%, 03/01/43	1,315	1,372,083
Series A, 4.00%, 04/01/49	3,570	3,999,685
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 11/01/39(d)	215	243,536
Series A, 5.00%, 02/01/42	4,000	4,706,100
Series A, 5.00%, 11/01/49(d)	245	273,798
California Statewide Communities Development Authority, RB
4.25%, 01/01/43	3,450	3,877,117
4.00%, 08/01/45	2,500	2,571,072
4.00%, 07/01/48	1,780	1,940,770
California Statewide Communities Development
Authority, Refunding RB
4.00%, 04/01/42	2,595	2,883,429
4.00%, 04/01/47	1,320	1,430,975
Series A, 4.00%, 12/01/57	3,250	3,392,262

		28,557,390

Housing — 11.2%
California Community Housing Agency, RB, M/F Housing(d)
4.00%, 08/01/46	220	229,986
4.00%, 02/01/50	405	420,030
4.00%, 08/01/51	2,060	2,118,877
3.00%, 02/01/57	1,350	1,308,779
Series A, 5.00%, 04/01/49	3,670	4,118,724

Security	Par (000)	Value

Housing (continued)
California Community Housing Agency, RB, M/F Housing(d) (continued)
Series A, 4.00%, 02/01/56	$3,985	$4,268,756
Series A-1, 4.00%, 08/01/50	420	434,175
Series A-1, 3.00%, 02/01/57	845	777,703
Series A-2, 4.00%, 08/01/47	2,325	2,387,115
California Housing Finance, RB, M/F Housing
Class A, (FHLMC), 3.75%, 03/25/35	7,043	8,332,645
Series 2, Class A, 4.00%, 03/20/33	3,989	4,650,173
Series 2021-1, Class A, 3.50%, 11/20/35	977	1,129,893
Series A, 4.25%, 01/15/35	1,337	1,617,801
CMFA Special Finance Agency VII, RB(d)
4.00%, 08/01/47	1,235	1,294,244
3.00%, 08/01/56	1,355	1,238,440
CSCDA Community Improvement Authority, RB, M/F Housing(d)
4.00%, 10/01/46	1,930	2,000,939
2.65%, 12/01/46	1,590	1,476,932
4.00%, 07/01/56	1,295	1,343,052
3.13%, 08/01/56	540	496,431
4.00%, 08/01/56	1,640	1,706,323
3.00%, 12/01/56	1,300	1,203,916
3.25%, 04/01/57	670	639,557
4.00%, 04/01/57	1,795	1,852,469
4.00%, 05/01/57	2,065	2,104,968
Series A, 2.45%, 02/01/47	675	634,489
Series A, 5.00%, 07/01/51	1,140	1,293,376
Series A-2, 4.00%, 09/01/56	2,330	2,439,606
Series B, 4.00%, 02/01/57	525	546,067
Freddie Mac Multifamily ML Certificates, RB, M/F Housing, Series CA, Class A, 3.35%, 11/25/33	8,354	9,155,507

		61,220,973

State — 2.3%
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	2,575	2,833,875
State of California, GO, 4.00%, 04/01/49	5,550	6,322,998
State of California, Refunding GO, 4.00%, 10/01/41	3,000	3,561,663

		12,718,536

Tobacco — 5.7%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/49	270	306,535
5.00%, 06/01/50	310	361,346
Series A, 4.00%, 06/01/49	1,400	1,595,247
Series B-1, Subordinate, 4.00%, 06/01/49	325	365,342
California County Tobacco Securitization Agency, Refunding RB, CAB(b)
0.00%, 06/01/55	2,730	683,862
Series B-2, Subordinate, 0.00%, 06/01/55	4,100	819,332
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/33	2,175	2,632,296
Series A-1, 5.00%, 06/01/35	3,215	3,856,929
Series A-1, 5.00%, 06/01/47	11,750	12,036,148

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	$5,060	$6,205,792
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(b)	11,850	2,318,855

		31,181,684

Transportation — 19.7%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/35	1,500	1,758,638
Bay Area Toll Authority, Refunding RB, Sub-Series S-8, Subordinate, 3.00%, 04/01/54	13,180	13,673,446
California Municipal Finance Authority, ARB
AMT, Senior Lien, 5.00%, 12/31/43	6,500	7,620,840
AMT, Senior Lien, 4.00%, 12/31/47	7,500	8,237,415
AMT, Senior Lien, (AGM), 4.00%, 12/31/47	2,845	3,143,665
City of Los Angeles Department of Airports, ARB
Series D, AMT, 5.00%, 05/15/35.	2,000	2,277,468
Series D, AMT, 5.00%, 05/15/36	1,500	1,706,241
Series C, AMT, Subordinate, 5.00%, 05/15/38	3,215	3,853,981
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, 5.00%, 05/15/46	2,500	3,098,225
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	2,500	2,924,332
Sub-Series B, 5.00%, 07/01/41	1,750	2,060,268
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/41	3,075	3,625,708
Series A, AMT, 5.00%, 03/01/47	6,770	7,879,786
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	200	221,956
Riverside County Transportation Commission, Refunding RB
4.00%, 06/01/47	335	378,117
3.00%, 06/01/49	2,820	2,879,226
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/47	6,000	6,986,610
San Diego County Regional Airport Authority, Refunding ARB
AMT, Subordinate, 5.00%, 07/01/37	350	437,393
AMT, Subordinate, 5.00%, 07/01/38	350	435,563
AMT, Subordinate, 5.00%, 07/01/39	500	619,947
AMT, Subordinate, 5.00%, 07/01/40	700	865,416
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	1,900	2,030,441
Series A, AMT, 5.00%, 05/01/40	3,785	4,162,660
Series A, AMT, 5.00%, 05/01/44	8,660	10,200,949
Series A, AMT, 5.00%, 05/01/49	3,500	4,218,410

Security	Par (000)	Value

Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series D, AMT, 5.00%, 05/01/43.	$7,715	$9,265,715
San Francisco Municipal Transportation Agency, RB, Series C, 4.00%, 03/01/51	3,000	3,530,514

		108,092,930

Utilities — 1.6%
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/36	2,335	2,679,618
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.25%, 08/01/47	5,000	6,185,030

		8,864,648

Total Municipal Bonds in California		467,222,408

Puerto Rico — 4.8%

State — 4.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	713	793,067
Series A-1, Restructured, 5.00%, 07/01/58	1,051	1,186,537
Series A-2, Restructured, 4.33%, 07/01/40	1,393	1,527,564
Series A-2, Restructured, 4.78%, 07/01/58	136	151,532
Series B-1, Restructured, 4.75%, 07/01/53	735	814,811
Series B-1, Restructured, 5.00%, 07/01/58	8,899	10,023,531
Series B-2, Restructured, 4.33%, 07/01/40	7,022	7,713,267
Series B-2, Restructured, 4.78%, 07/01/58	713	793,829
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	9,402	3,062,250

Total Municipal Bonds in Puerto Rico		26,066,388

Total Municipal Bonds — 90.1% (Cost: $460,484,516)		493,288,796

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 74.7%

County/City/Special District/School District — 23.3%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	9,500	11,536,648
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	4,996	5,676,950
Los Angeles County Facilities, Inc., RB, Series A, 5.00%, 12/01/51(f)	11,420	13,954,400
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(f)	7,075	8,675,240

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(c)	$15,140	$17,672,082
Riverside County Public Financing Authority, RB, 5.25%, 11/01/25(c)	10,000	11,865,403
Sacramento Area Flood Control Agency, Refunding SAB, Series A, 5.00%, 10/01/43	10,005	11,795,602
San Luis Obispo County Community College District, Refunding GO, Series A, 4.00%, 08/01/40	6,585	7,293,921
San Mateo County Community College District, GO, Series A, 5.00%, 09/01/25(c)	17,615	20,616,679
West Valley-Mission Community College District, GO, Series B, 4.00%, 08/01/40	17,000	18,770,941

		127,857,866

Education — 9.0%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	13,002	15,030,672
University of California, RB, Series AM, 5.25%, 05/15/44	9,210	10,261,243
University of California, Refunding RB, Series I, 5.00%, 05/15/40	21,105	24,141,290

		49,433,205

Health — 18.8%
California Health Facilities Financing Authority, RB
5.00%, 11/15/56	6,000	7,138,494
Series A, 5.00%, 08/15/23(c)	10,000	10,844,520
Series A, 4.00%, 11/15/42	7,500	8,604,705
Series B, 5.00%, 08/15/55	4,500	5,230,706
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/25(c)	24,940	29,148,138
Series A, 4.00%, 10/01/47	6,018	6,630,904
Sub-Series A-2, 4.00%, 11/01/44	13,280	14,993,783
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	19,860	20,254,797

		102,846,047

State — 1.7%
State of California, GO, 4.00%, 03/01/50(f)	5,000	5,809,773
State of California, Refunding GO, 5.25%, 10/01/39	3,000	3,552,617

		9,362,390

Transportation — 9.4%
Bay Area Toll Authority, Refunding RB(f)
4.00%, 04/01/42	11,250	12,645,278
4.00%, 04/01/49	6,555	7,270,491
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	5,500	6,229,812
Series B, AMT, 5.00%, 05/15/41	3,645	4,254,101
Series B, AMT, 5.00%, 05/15/46	5,000	5,775,068
Series D, AMT, 5.00%, 05/15/41	13,311	15,064,125

		51,238,875

Utilities — 12.5%
Anaheim Public Financing Authority, Refunding RB
Series A, 5.00%, 05/01/39	6,000	6,475,650
Series A, 5.00%, 05/01/46	13,500	14,506,957

Security	Par (000)	Value

Utilities (continued)
Beaumont Public Improvement Authority, RB, Series A, 5.00%, 09/01/49	$6,000	$7,069,188
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.00%, 06/01/44	6,290	7,180,975
City of Sacramento California Water Revenue, RB, 5.25%, 09/01/47	14,825	18,180,646
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	8,413	9,782,680
Mountain House Public Financing Authority, RB, Series A, 4.00%, 12/01/55	4,500	5,096,207

		68,292,303

Total Municipal Bonds in California		409,030,686

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 74.7% (Cost: $377,566,150)		409,030,686

Total Long-Term Investments — 164.8% (Cost: $838,050,666)		902,319,482

	Shares

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(g)(h)	1,793,423	1,794,499

Total Short-Term Securities — 0.3% (Cost: $1,794,499)		1,794,499

Total Investments — 165.1% (Cost: $839,845,165)		904,113,981
Other Assets Less Liabilities — 1.2%		6,279,831
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (35.9)%		(196,579,746)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.4)%		(166,239,187)

Net Assets Applicable to Common Shares — 100.0%		$547,574,879

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to March 1, 2028, is $29,423,075.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$889,875	$904,624	(a)	$—	$—	$—	$1,794,499	1,793,423	$193	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	208	12/21/21	$27,177	$360,600
U.S. Long Bond	129	12/21/21	20,745	80,236
5-Year U.S. Treasury Note	207	12/31/21	25,191	266,484

				$707,320

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$493,288,796	$—	$493,288,796
Municipal Bonds Transferred to Tender Option Bond Trusts	—	409,030,686	—	409,030,686

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,794,499	$—	$—	$1,794,499

	$1,794,499	$902,319,482	$—	$904,113,981

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$707,320	$—	$—	$707,320

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(196,550,164)	$—	$(196,550,164)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

	$—	$(363,050,164)	$—	$(363,050,164)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	6